COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - USD ($)			3 Months Ended	12 Months Ended
	Dec. 29, 2021	Sep. 08, 2021	Dec. 31, 2020	Dec. 31, 2021
Common Stock, Par or Stated Value Per Share				$ 0.001
Earn Out Period				90 days
Maximum Earn Out Shares				9,000,000
Number of Earn Out Shares per Tranche				3,000,000
Threshold trading period for closing sale price				20 days
Threshold consecutive trading period for closing sale price				30 days
Aggregate purchase price		$ 100,000,050	$ 25,000
Threshold Number of Calendar Days After the Business Combination for Filing the Registration Statement of Resale				30 days
Threshold Number of Business Days After the Business Combination for Filing the Registration Statement of Resale				20 days
Incurred legal fees				$ 2,750,000
Incurred printer fees				$ 336,000
Subscription Agreements | Private Investment in Public Equity Investment [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001
Number of shares issued	5,000,000	10,000,005
Purchase price per share	$ 10.00	$ 10.00
Aggregate purchase price	$ 50,000,000
Price Target of $15.00 [Member]
Common Stock, Par or Stated Value Per Share				$ 15.00
Price Target of $20.00 [Member]
Common Stock, Par or Stated Value Per Share				20.00
Price Target of $30.00 [Member]
Common Stock, Par or Stated Value Per Share				$ 30.00